Schedule of trade receivables loss allowances (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Receivables
Opening loss allowance	$ 360,777	$ 369,844
Loss allowance recognised	386,127	267,610
Loss allowance used	(339,017)	(276,677)
Ending loss allowance	$ 407,887	$ 360,777